Annual Operating Expenses {- Pharmaceuticals Portfolio} - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-15 - Pharmaceuticals Portfolio - Pharmaceuticals Portfolio-Default	Apr. 29, 2022
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	0.75%